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                   SUPPLEMENT DATED NOVEMBER 19, 2012
         TO FIRST SYMETRA TRUE VARIABLE ANNUITY(SM) PROSPECTUS
                      DATED NOVEMBER 19, 2012
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WEALTH TRANSFER BENEFIT ("WTB") RIDER

The optional Wealth Transfer Benefit ("WTB") rider described in the prospectus is not currently available. Owners who purchase the Contract prior to the availability of the WTB rider will not be eligible to elect the WTB rider as it can only be elected at the time the Contract is purchased.




LPC-1672 11/12